Capital Structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 15, 2014 item	Mar. 17, 2014 USD ($) $ / shares shares	Mar. 17, 2014 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Nov. 03, 2014	Nov. 02, 2014	Mar. 17, 2014 CNY (¥)
Capital Structure
Number of additional ADSs from certain selling shareholders			171,000
Total consideration for shares issued to investors | ¥						¥ 5,610,337
Shares issued as a result of exercises of share options by employees and a consultant						454,708	560,930	956,587
Treasury stock re-issued to employees for share awards (in shares)						1,356,918	257,217
Tencent Holdings Limited
Capital Structure
Total consideration for shares issued to investors				$ 603,605	¥ 3,927,236
JD.com, Inc.
Capital Structure
Total consideration for shares issued to investors				$ 258,688	¥ 1,683,101
Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 632,500	$ 632,500								¥ 4,391,448
Interest rate (as a percent)		1.50%	1.50%	1.50%	1.50%	1.50%					1.50%
Initial public offering
Capital Structure
Number of shares issued to investors		2,280,000
Initial public offering | Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 550,000	$ 550,000								¥ 3,818,650
Follow-on offering | Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 82,500	$ 82,500								¥ 572,798
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10
ADS
Capital Structure
Public offering price (per ADS) | $ / shares		$ 143.74	$ 143.74
ADS ratio to ordinary shares									0.20	2
ADS | Notes
Capital Structure
ADS ratio to ordinary shares		0.2	0.2								0.2
ADS | Initial public offering
Capital Structure
Number of shares issued to investors		1,140,000
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant							560,930	956,587
Re-issuance of treasury stock as a result of exercise of stock options (in shares)						454,708
Issuance of ordinary shares as a result of vesting of shares awards (in shares)						23,413	861,815	1,100,618
Treasury stock re-issued to employees for share awards (in shares)						902,210
Class A ordinary shares | Tencent Holdings Limited
Capital Structure
Number of shares issued to investors				9,229,437	9,229,437
Class A ordinary shares | JD.com, Inc.
Capital Structure
Number of shares issued to investors				3,955,473	3,955,473